Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Floor Plan Notes payable

The M&T Floor Plan Line of Credit consists of the following as of March 31, 2018:

Successor
As of March 31, 2018
(Unaudited)
Floor plan notes payable, gross	$99,926
Debt discount	(558)
Floor plan notes payable, net of debt discount	$99,368

Floor plan notes payable consist of the following:

	As of December 31,
	2017	2016
Floor plan notes payable, gross	$105,207	$95,999
Debt discount	(231)	(317)
Floor plan notes payable, net of debt discount	$104,976	$95,682

Schedule of Long Term Debt

Long-term debt consists of the following as of March 31, 2018:

	Successor
	As of March 31, 2018
	(Unaudited)
	Gross Principal Amount	Debt Discount	Total Debt, Net of Debt Discount

M&T Term Loan	$20,000	$(56)	$19,944
Capital lease obligation-equipment	9	-	9
Total long-term debt	20,009	(56)	19,953
Less: current portion	2,909	-	2,909
Long term debt, non-current	$17,100	$(56)	$17,044

Long term debt consists of the following:

	As of December 31,
	2017			2016
	Gross Principal Amount	Debt Discount	Total Debt, Net of Debt Discount	Gross Principal Amount	Debt Discount	Total Debt, Net of Debt Discount

Term loan	$9,130	$(65)	$9,065	$10,988	$(143)	$10,845
Capital lease obligation-equipment	12	-	12	12	-	12
Total long-term debt	9,142	(65)	9,077	11,000	(143)	10,857
Less: current portion	1,870	-	1,870	1,871	-	1,871
Long term debt, non-current	$7,272	$(65)	$7,207	$9,129	$(143)	$8,986

Schedule of Long Term Debt Maturities	The maturities of the long-term debt are as follows:
Years ending December 31,
2018	1,870
2019	1,859
2020	5,413
$9,142